Procure Disaster Recovery Strategy ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Australia - 2.4%
Broadline Retail - 2.4%
Wesfarmers, Ltd.	1,398	$67,235

Canada - 4.7%
Construction & Engineering - 4.7%
AtkinsRealis Group, Inc.	1,485	63,938
Stantec, Inc. (a)	759	66,744
		130,682
Total Canada		130,682

Finland - 2.2%
Machinery - 2.2%
Valmet Oyj	2,202	62,357

Hong Kong - 2.2%
Commercial Services & Supplies - 2.2%
China Everbright Environment Group, Ltd.	133,000	60,099

Japan - 7.5%
IT Services - 5.0%
Fujitsu, Ltd.	4,000	72,644
NEC Corp.	762	65,838
		138,482
Specialty Retail - 2.5%
Nitori Holdings Co., Ltd.	580	68,867
Total Japan		207,349

Netherlands - 5.0%
Construction & Engineering - 2.5%
Fugro NV	2,589	68,974
		$–
Professional Services - 2.5%
Arcadis NV	975	69,581
Total Netherlands		138,555

Sweden - 4.3%
Building Products - 2.3%
Assa Abloy AB - Class B	2,112	64,222
		$–
Electronic Equipment, Instruments & Components - 2.0%
Hexagon AB - Class B	5,532	56,261
Total Sweden		120,483

Switzerland - 2.5%
Machinery - 2.5%
Sulzer AG	465	69,096

United Kingdom - 12.1%
Aerospace & Defense - 2.3%
Babcock International Group PLC	9,234	62,980
		$–
Construction & Engineering - 2.7%
Balfour Beatty PLC	14,151	76,559
		$–
Energy Equipment & Services - 2.4%
John Wood Group PLC (a)	25,005	65,520
		$–
Machinery - 2.3%
CNH Industrial NV	6,024	64,156
		$–
Specialty Retail - 2.4%
Kingfisher PLC	19,188	68,097
Total United Kingdom		337,312

United States - 56.6%(b)
Chemicals - 2.2%
Ecolab, Inc.	261	60,210
		$–
Commercial Services & Supplies - 2.3%
Tetra Tech, Inc.	297	63,332
		$–
Construction & Engineering - 11.8%
AECOM	714	64,696
Fluor Corp. (a)	1,413	67,965
Granite Construction, Inc.	1,002	68,597
Great Lakes Dredge & Dock Corp. (a)	6,819	64,303
Sterling Infrastructure, Inc. (a)	531	61,787
		327,348
Electrical Equipment - 7.1%
Eaton Corp PLC	192	58,520
EnerSys	594	65,298
Generac Holdings, Inc. (a)	462	71,924
		195,742
Machinery - 12.1%
Allison Transmission Holdings, Inc.	843	74,681
Cummins, Inc.	231	67,406
Oshkosh Corp.	588	63,886
REV Group, Inc.	2,385	69,594
Xylem, Inc.	447	59,675
		335,242
Professional Services - 7.3%
ICF International, Inc.	447	65,754
Jacobs Solutions, Inc.	450	65,858
NV5 Global, Inc. (a)	681	70,238
		201,850
Semiconductors & Semiconductor Equipment - 2.0%
NVIDIA Corp.	483	56,521
		$–
Software - 2.7%
Tyler Technologies, Inc. (a)	132	74,990
		$–
Specialty Retail - 6.6%
Floor & Decor Holdings, Inc. - Class A (a)	516	50,568
Home Depot, Inc.	180	66,269
Lowe's Cos., Inc.	276	67,761
		184,598
Trading Companies & Distributors - 2.5%
SiteOne Landscape Supply, Inc. (a)	474	69,526
Total United States		1,569,359
TOTAL COMMON STOCKS (Cost $2,172,002)		2,762,527

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 5.23% (c)	9,892	9,892
TOTAL SHORT-TERM INVESTMENTS (Cost $9,892)		9,892

TOTAL INVESTMENTS - 99.9% (Cost $2,181,894)		2,772,419
Money Market Deposit Account - 0.0% (d)		369
Other Assets in Excess of Liabilities - 0.1%		1,645
TOTAL NET ASSETS - 100.0%		$2,774,433

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2024 was 4.21%.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Procure Disaster Recovery Strategy ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,762,527	$–	$–	$2,762,527
Money Market Funds	9,892	–	–	9,892
Total Investments	$2,772,419	$–	$–	$2,772,419

Refer to the Schedule of Investments for further disaggregation of investment categories.